Leases - Summary of Leases Recognized in Balance Sheet (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 4,915,035	$ 5,130,292	$ 5,560,806	$ 1,962,467
Lease Liabilities [Abstract]
Current lease liabilities	353,378	337,637	308,405	97,059
Non-current lease liabilities	4,825,560	5,008,041	5,345,678	$ 1,911,265
Lease liabilities	5,178,938	5,345,678	5,654,083
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 4,915,035	$ 5,130,292	$ 5,560,806